Leases	Nov. 18, 2019
Leases [Abstract]
Leases
Note 15. Leases
At September 30, 2019, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

September 30, 2019
(millions)
Dominion Energy
Lease assets:
Operating lease assets	$455
Finance lease assets (1)	159

Total lease assets	$614

Lease liabilities:
Operating lease liabilities (2)	$58
Finance lease liabilities (3)	30

Total lease liabilities - current	88

Operating lease liabilities	394
Finance lease liabilities (4)	132

Total lease liabilities - noncurrent	526

Total lease liabilities	$614

Virginia Power
Operating lease assets	$184
Finance lease assets (1)	15

Total lease assets	$199

Lease liabilities:
Operating lease liabilities (2)	$30
Finance lease liabilities (3)	3

Total lease liabilities - current	33

Operating lease liabilities	152
Finance lease liabilities (4)	11

Total lease liabilities - noncurrent	163

Total lease liabilities	$196

Dominion Energy Gas
Operating lease assets	$37
Finance lease assets (1)	4

Total lease assets (5)	$41

Lease liabilities:
Operating lease liabilities (2)	$6
Finance lease liabilities (3)	1

Total lease liabilities - current	7

Operating lease liabilities	31
Finance lease liabilities (4)	4

Total lease liabilities - noncurrent	35

Total lease liabilities (5)	$42

(1)
Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $
39
million, $
3
million and $
1
million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at September 30, 2019.

(2)	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
(3)	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
(4)	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
(5)	Excludes $ 26 million of lease assets recorded in assets of discontinued operations and $ 24 million for lease liabilities recorded in liabilities of discontinued operations.
In addition to the amounts disclosed above, Dominion Energy’s Consolidated Balance Sheet at September 30, 2019 includes property, plant and equipment and accumulated depreciation of $2.8 billion and $341 million, respectively, related to facilities subject to power purchase agreements under which Dominion Energy is the lessor.
For the three and nine months ended September 30, 2019, total lease cost associated with the Companies’ lessee leasing arrangements consisted of the following:

	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
(millions)
Dominion Energy
Finance lease cost:
Amortization	$7	$14
Interest	1	3
Operating lease cost	20	64
Short-term lease cost	7	20
Variable lease cost	1	4

Total lease cost	$36	$105

Virginia Power
Operating lease cost	$10	$31
Short-term lease cost	3	7
Variable lease cost	1	2

Total lease cost	$14	$40

Dominion Energy Gas
Operating lease cost	$1	$5
Short-term lease cost	2	5

Total lease cost	$3	$10

For the nine months ended September 30, 2019, cash paid for amounts included in the measurement of lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

Nine Months Ended September 30, 2019
(millions)
Dominion Energy
Operating cash flows for finance leases	$3
Operating cash flows for operating leases	89
Financing cash flows for finance leases	12
Virginia Power
Operating cash flows for operating leases	40
Dominion Energy Gas
Operating cash flows for operating leases	10

In addition to the amounts disclosed above, Dominion Energy’s Consolidated Statement of Income for the three and nine months ended September 30, 2019 includes $64 million and $146 million, respectively, of rental revenue included in operating revenue and $23 million and $70 million, respectively, of depreciation expense, included in depreciation, depletion and amortization, related to facilities subject to power purchase agreements under which Dominion Energy is the lessor.
At September 30, 2019, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

September 30, 2019
Dominion Energy
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.36%
Weighted average discount rate - operating leases	4.58%
Virginia Power
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	17 years
Weighted average discount rate - finance leases	4.65%
Weighted average discount rate - operating leases	4.51%
Dominion Energy Gas
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	4.55%
Weighted average discount rate - operating leases	4.43%

The Companies’ lease liabilities have the following scheduled maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power		Dominion Energy Gas (1)
(millions)	Operating	Finance	Operating	Finance	Operating	Finance
2019	$18	$10	$8	$1	$5	$1
2020	68	39	33	3	13	2
2021	61	33	29	3	11	2
2022	50	31	23	3	9	2
2023	40	28	18	2	6	2
After 2023	538	49	160	4	25	3

Total undiscounted lease payments	775	190	271	16	69	12

Present value adjustment	(323)	(28)	(89)	(2)	(13)	(2)

Present value of lease liabilities	$452	$162	$182	$14	$56	$10

(1)	Includes amounts reflected in discontinued operations.

Corporate Office Leasing Arrangement
In July 2016, Dominion Energy signed an agreement with a lessor to construct and lease a new corporate office property in Richmond, Virginia. The lessor provided equity and obtained financing commitments from debt investors, totaling $365 million, which funded total project costs. The project became substantially complete in August 2019 at which point the facility was available for Dominion Energy’s use and the five-year lease term commenced.
Upon commencement, the lease for the facility was classified as a finance lease. At the end of the initial lease term, Dominion Energy can (i) extend the term of the lease for an additional five years, subject to the approval of the participants, at current market terms, (ii) purchase the property for an amount equal to the project costs or, (iii) subject to certain terms and conditions, sell the property on behalf of the lessor to a third party using commercially reasonable efforts to obtain the highest cash purchase price for the property. If the project is sold and the proceeds from the sale are insufficient to repay the investors for the project costs, Dominion Energy may be required to make a payment to the lessor, up to 87% of project costs, for the difference between the project costs and sale proceeds. No end-of-term options were deemed reasonably certain of exercise at commencement date. At commencement, Dominion Energy recorded a right-of-use asset and offsetting lease obligation of $67 million, representing the present value of consideration over the five-year term at the rate implicit in the lease.